Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of loans and accounts receivable as well as contingent loans that correspond to related entities
	As of December 31,
	2020				2019				2018
	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Loans and accounts receivable:
Commercial loans	352,590	265	3,939	900	246,868	375	2,986	685	122,289	459	4,299	233
Mortgage loans	-	-	22,428	-	-	-	20,473	-	-	-	18,814	-
Consumer loans	-	-	6,131	-	-	-	5,781	-	-	-	5,335	-
Loans and accounts receivable:	352,590	265	32,498	900	246,868	375	29,240	685	122,289	459	28,448	233

Allowance for loan losses	(1,138)	(9)	(137)	(14)	(122)	(182)	(179)	(10)	(308)	(9)	(116)	(5)
Net loans	351,452	256	32,361	886	246,746	193	29,061	675	121,981	450	28,332	228

Guarantees	3,323	-	27,203	442	462,513	-	23,918	288	442,854	-	22,893	7,171

Contingent loans:
Personal guarantees	-	-	-	-	-	-	-	-	-	-	-	-
Letters of credit	3,447	-	-	93	4,112	-	-	63	5,392	-	2,060	44
Guarantees	811	-	-	-	464,691	-	-	-	445,064	-	3,364	-
Contingent loans:	4,258	-	-	93	468,803	-	-	63	450,456	-	5,424	44
Allowance for contingent loans	(6)	-	-	-	(835)	-	-	-	(1)	-	(18)	-
Net contingent loans	4,252	-	-	93	467,968	-	-	63	450,455	-	5,406	44

Schedule of loan activity to related parties
	As of December 31,
	2020				2019				2018
	Companies of the Group (*)	Associated companies	Key Personnel	Other	Companies of the Group (*)	Associated companies	Key Personnel	Other	Companies of the Group (*)	Associated companies	Key Personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Opening balances as of January 1,	715,671	375	29,240	748	572,745	459	33,871	7,899	476,906	771	27,051	7,826
Loans granted	388,896	-	8,080	727	193,798	167	4,826	500	200,657	39	16,574	773
Loans payments	(747,719)	(110)	(4,822)	(482)	(50,872)	(251)	(9,457)	(7,651)	(104,818)	(351)	(9,754)	(700)
Total	356,848	265	32,498	993	715,671	375	29,240	748	572,745	459	33,871	7,899
(*)	Loans with non-controlled companies (not-consolidated) amount MCh$2,286, MCh$2,059 and MCh$122,289 as of December 31, 2020, 2019 and 2018, respectively.

Schedule of assets and liabilities with related parties
	As of December 31,
	2020				2019				2018
	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	703,069	-	-	-	171,816	-	-	-	189,803	-	-	-
Trading investments	-	-	-	-	-	-	-	-	-	-	-	-
Obligations under repurchase agreements Loans	-	-		-	-	-	-	-	-	-	-	-
Financial derivative contracts	978,696	186,038	33	7	2,058,715	218,610	-	55	748,632	105,358	-	9
Debt instrument at FVOCI	-	-	-	-	-	-	-	-	-	-	-	-
Other assets	445,609	412,277	-	-	185,317	210,579	-	-	38,960	51,842	-	-

Liabilities
Deposits and other demand liabilities	17,118	4,484	5,997	3,242	25,261	93,761	4,624	566	27,515	21,577	2,493	480
Obligations under repurchase agreements Loans	961,718	-	101	-	138,498	5,000	270	80	6,501	-	329	68
Time deposits and other time liabilities	1,409,404	100	4,706	864	1,183,235	282,171	4,246	2,204	2,585,337	-	3,189	838
Financial derivative contracts	1,137,502	354,108	-	-	2,159,660	288,013	-	3	770,624	112,523	-	-
Interbank borrowing	544,291	-	-	-	-	-	-	-	-	-	-	-
Issued debt instruments	349,002	-	-	-	363,154	-	-	-	335,443	-	-	-
Other financial liabilities	-	-	-	-	6,231	-	-	-	6,807	-	-	-
Other liabilities	1,210	4,484	5,997	3,242	8,130	146,164	-	-	60,884	89,817	-	-

Schedule of income (expense) recorded due to transactions with related parties
	For the years ended December 31,
	2020				2019				2018
	Companies of the Group	Associated Companies	Key personnel	Other	Companies of the Group	Associated companies	Key personnel	Other	Companies of the Group	Associated Companies	Key personnel	Other
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Income (expense) recorded
Interest income and inflation-indexation adjustments	(30,586)	21	1,202	10	(41,181)	(5,235)	1,151	26	(53,256)	(156)	1,252	508
Fee and commission income and expenses	46,823	22,596	152	24	28,274	14,499	232	28	91,178	7,826	305	22
Net income (expense) from financial operations and net foreign exchange gain (loss) (*)	(390,737)	240,565	-	-	(586,318)	(84,236)	-	-	(566,677)	65,727	27	(12)
Other operating income and expenses	492	(522)	-	-	406	(2,026)	-	-	42	1,388	-	-
Key personnel compensation and expenses		-	(31,961)	-	-	-	(37,377)	-	-	-	(40,683)	-
Administrative and other expenses	(45,478)	(16,763)	-	-	(11,877)	(47,757)	-	-	(43,035)	(50,764)	-	-

Total	(419,486)	245,897	(30,607)	34	(610,696)	(124,755)	(35,994)	54	(571,748)	24,021	(39,099)	518
(*)	Primarily relates to derivative contracts used to financially cover exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries,

Schedule of payments to Board members and key management personnel
	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$

Personnel compensation	16,220	16,264	16,924
Board members’ salaries and expenses	1,452	1,358	1,230
Bonuses or gratifications	12,583	16,104	16,243
Stock-based benefits	(1,589)	(315)	(337)
Seniority compensation	1,079	2,378	4,202
Pension plans	1,026	567	1,069
Training expenses	87	37	210
Health funds	276	273	284
Other personnel expenses	827	711	858
Total	31,961	37,377	40,683

(*) Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.

Schedule of composition of key personnel
Position	N° of executives
	As of December 31,
	2020	2019	2018

Director	11	10	11
Division manager	13	12	12
Manager	96	106	108

Total key personnel	120	128	131